IFRS 7 Disclosure - Market Risk - Summary of Market Risk VaR and Market Risk SVaR (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	$ 24	$ 23
Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	3
Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	3	3
Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	61	47
Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	9	7
Risk diversification effect [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	(51)	(18)
Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	50	65
Market risk Stressed VaR	59	86
Weighted average [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	20	33
Weighted average [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	3
Weighted average [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	3	3
Weighted average [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	44	54
Weighted average [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	8	6
Weighted average [member] | Risk diversification effect [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	(35)	(25)
Weighted average [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	44	74
Market risk Stressed VaR	53	109
Top of range [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	38	64
Top of range [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	6	6
Top of range [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	7
Top of range [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	64	178
Top of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	11	7
Top of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	72	232
Market risk Stressed VaR	101	228
Bottom of range [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	12	13
Bottom of range [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	2	1
Bottom of range [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	2	1
Bottom of range [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	21	11
Bottom of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	6	4
Bottom of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	23	18
Market risk Stressed VaR	$ 29	$ 49